Voya Retirement Moderate Portfolio Expense Example - Voya Retirement Moderate Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,337
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	$ 762